Segmentation of key figures (Details 5) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 11,347	$ 11,764	$ 23,630	$ 22,870
Net sales (in % of total net sales)	100.00%	100.00%	100.00%	100.00%
Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(4.00%)		3.00%
Net sales, change in %, cc	(1.00%)		6.00%
Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 4,094	$ 4,487	$ 8,924	$ 8,862
Net sales (in % of total net sales)	36.00%	38.00%	38.00%	39.00%
Europe [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(9.00%)		1.00%
Net sales, change in %, cc	(6.00%)		4.00%
US
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 4,023	$ 3,978	$ 8,135	$ 7,561
Net sales (in % of total net sales)	35.00%	34.00%	34.00%	33.00%
US | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	1.00%		8.00%
Net sales, change in %, cc	1.00%		8.00%
Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,464	$ 2,439	$ 4,976	$ 4,774
Net sales (in % of total net sales)	22.00%	21.00%	21.00%	21.00%
Asia/Africa/Australasia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	1.00%		4.00%
Net sales, change in %, cc	2.00%		6.00%
Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 766	$ 860	$ 1,595	$ 1,673
Net sales (in % of total net sales)	7.00%	7.00%	7.00%	7.00%
Canada and Latin America [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(11.00%)		(5.00%)
Net sales, change in %, cc	5.00%		9.00%
Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 8,530	$ 8,867	$ 17,732	$ 17,129
Net sales (in % of total net sales)	75.00%	75.00%	75.00%	75.00%
Established Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(4.00%)		4.00%
Net sales, change in %, cc	(3.00%)		5.00%
Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,817	$ 2,897	$ 5,898	$ 5,741
Net sales (in % of total net sales)	25.00%	25.00%	25.00%	25.00%
Emerging Growth Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(3.00%)		3.00%
Net sales, change in %, cc	5.00%		9.00%
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 9,188	$ 9,326	$ 18,943	$ 18,106
Net sales (in % of total net sales)	100.00%	100.00%	100.00%	100.00%
Innovative Medicines | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)		5.00%
Net sales, change in %, cc	1.00%		7.00%
Innovative Medicines | Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,964	$ 3,218	$ 6,366	$ 6,352
Net sales (in % of total net sales)	32.00%	35.00%	34.00%	35.00%
Innovative Medicines | Europe [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(8.00%)		0.00%
Net sales, change in %, cc	(5.00%)		3.00%
Innovative Medicines | US
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 3,515	$ 3,336	$ 7,057	$ 6,329
Net sales (in % of total net sales)	38.00%	36.00%	37.00%	35.00%
Innovative Medicines | US | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%		12.00%
Net sales, change in %, cc	5.00%		12.00%
Innovative Medicines | Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,123	$ 2,106	$ 4,301	$ 4,123
Net sales (in % of total net sales)	23.00%	23.00%	23.00%	23.00%
Innovative Medicines | Asia/Africa/Australasia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	1.00%		4.00%
Net sales, change in %, cc	2.00%		6.00%
Innovative Medicines | Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 586	$ 666	$ 1,219	$ 1,302
Net sales (in % of total net sales)	7.00%	6.00%	6.00%	7.00%
Innovative Medicines | Canada and Latin America [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(12.00%)		(6.00%)
Net sales, change in %, cc	5.00%		8.00%
Innovative Medicines | Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 6,909	$ 7,071	$ 14,266	$ 13,638
Net sales (in % of total net sales)	75.00%	76.00%	75.00%	75.00%
Innovative Medicines | Established Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)		5.00%
Net sales, change in %, cc	(2.00%)		6.00%
Innovative Medicines | Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,279	$ 2,255	$ 4,677	$ 4,468
Net sales (in % of total net sales)	25.00%	24.00%	25.00%	25.00%
Innovative Medicines | Emerging Growth Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	1.00%		5.00%
Net sales, change in %, cc	9.00%		11.00%
Sandoz
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,159	$ 2,438	$ 4,687	$ 4,764
Net sales (in % of total net sales)	100.00%	100.00%	100.00%	100.00%
Sandoz | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(11.00%)		(2.00%)
Net sales, change in %, cc	(9.00%)		1.00%
Sandoz | Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,130	$ 1,269	$ 2,558	$ 2,510
Net sales (in % of total net sales)	52.00%	52.00%	55.00%	53.00%
Sandoz | Europe [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(11.00%)		2.00%
Net sales, change in %, cc	(8.00%)		5.00%
Sandoz | US
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 508	$ 642	$ 1,078	$ 1,232
Net sales (in % of total net sales)	24.00%	26.00%	23.00%	26.00%
Sandoz | US | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(21.00%)		(12.00%)
Net sales, change in %, cc	(21.00%)		(12.00%)
Sandoz | Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 341	$ 333	$ 675	$ 651
Net sales (in % of total net sales)	16.00%	14.00%	14.00%	14.00%
Sandoz | Asia/Africa/Australasia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	2.00%		4.00%
Net sales, change in %, cc	4.00%		5.00%
Sandoz | Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 180	$ 194	$ 376	$ 371
Net sales (in % of total net sales)	8.00%	8.00%	8.00%	7.00%
Sandoz | Canada and Latin America [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(7.00%)		1.00%
Net sales, change in %, cc	5.00%		12.00%
Sandoz | Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,621	$ 1,796	$ 3,466	$ 3,491
Net sales (in % of total net sales)	75.00%	74.00%	74.00%	73.00%
Sandoz | Established Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(10.00%)		(1.00%)
Net sales, change in %, cc	(9.00%)		1.00%
Sandoz | Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 538	$ 642	$ 1,221	$ 1,273
Net sales (in % of total net sales)	25.00%	26.00%	26.00%	27.00%
Sandoz | Emerging Growth Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(16.00%)		(4.00%)
Net sales, change in %, cc	(9.00%)		2.00%